Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Notional Principal Amounts of Derivative Financial Instruments Outstanding

Notional principal amounts of derivative financial instruments outstanding at March 31, 2013 and 2012 are as follows.

	Millions of yen
	2013	2012
Forwards and options:
Sale of foreign currencies	¥130,060	¥129,282
Purchase of foreign currencies	39,904	78,859
Option contracts (purchased)	—	247
Interest rate swaps, cross-currency swaps and interest rate cap agreements	103,182	83,014

Fair Value of Derivative Instruments

Fair value of derivative instruments at March 31, 2013 and 2012 on the consolidated balance sheets are as follows:

	Millions of yen
	2013
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥43	Deferred income taxes and other current liabilities	¥2,479
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	3,905
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	42	Deferred income taxes and other current liabilities	1,063

Total		¥85		¥7,447

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥463	Deferred income taxes and other current liabilities	¥3,628
	Deferred income taxes and other assets	1	Deferred income taxes and other liabilities	11
Option contracts	Deferred income taxes and other current assets	—	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	2	Deferred income taxes and other current liabilities	791
	Deferred income taxes and other assets	¥288	Deferred income taxes and other liabilities	¥272

Total		¥754		¥4,702

Total Derivative Instruments		¥839		¥12,149

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	¥467	Deferred income taxes and other liabilities	¥9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

Effects of Derivative Instruments on Consolidated Statements of Income

The effects of derivative instruments on the consolidated statements of income for the years ended March 31, 2013, 2012 and 2011 are as follows:

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2013
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥(7,737)	Other expenses, net: Other, net	¥(8,741)	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	(93)	Other expenses, net: Other, net	—	—	—

Total	¥(7,830)		¥(8,741)		¥—

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other expenses, net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other expenses, net: Other, net	378	—	—

Total	¥665		¥3,023		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other expenses, net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	200	Other expenses, net: Other, net	—	—	—

Total	¥7,395		¥7,475		¥—

*	OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as hedging Instruments Relationships

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2013
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(5,737)
Option contracts	Other expenses, net: Other, net	(4)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(216)
	Other expenses, net: Other, net	579

Total		¥(5,378)

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥329
Option contracts	Other expenses, net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other expenses, net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(1,411)
Option contracts	Other expenses, net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other expenses, net: Other, net	2,816

Total		¥941